UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.0%

ARGENTINA - 0.5%
Grupo Supervielle S.A. (DR) (1)	296,749	$3,795

BRAZIL - 7.2%
Hypermarcas S.A.	1,467,300	10,661
Kroton Educacional S.A.	4,383,900	18,560
Lojas Renner S.A.	1,659,013	12,235
Qualicorp S.A.	1,804,300	10,453

		51,909

CHINA - 17.9%
Alibaba Group Holding Ltd. (DR) (1)	273,509	21,752
Baidu, Inc. (DR) (1)	116,034	19,163
Kweichow Moutai Co., Ltd., Class A (2)	428,181	18,850
Shanghai International Airport Co., Ltd., Class A (2)	3,345,063	13,159
Sinopharm Group Co., Ltd., Class H (2)	4,005,500	19,300
Tencent Holdings Ltd. (2)	1,265,800	28,870
Vipshop Holdings Ltd. (DR) (1)	635,352	7,097

		128,191

DENMARK - 0.8%
Novo Nordisk AS (DR)	109,221	5,874

EGYPT - 0.8%
Commercial International Bank Egypt S.A.E. (2)	775,013	3,447
Commercial International Bank Egypt S.A.E. (DR) (2)	638,382	2,274

		5,721

FRANCE - 1.9%
LVMH Moet Hennessy Louis Vuitton SE (2)	88,003	13,325

HONG KONG - 6.8%
AIA Group Ltd. (2)	5,108,600	30,717
Sands China Ltd. (2)	5,304,000	17,923

		48,640

INDIA - 11.5%
Ajanta Pharma Ltd. (2)	139,462	3,111
Aurobindo Pharma Ltd. (2)	581,029	6,384
Bharti Infratel Ltd. (2)	2,194,667	11,267
Dish TV India Ltd. (1)(2)	12,030,981	17,546
Eicher Motors Ltd. (2)	36,378	10,366
HDFC Bank Ltd. (DR)	397,404	26,368
PVR Ltd. (2)	506,803	7,596

		82,638

INDONESIA - 2.6%
Bank Mandiri Persero Tbk PT (2)	10,677,400	7,741
Matahari Department Store Tbk PT (2)	4,548,800	6,906
Media Nusantara Citra Tbk PT (2)	23,391,900	3,894

		18,541

KOREA - 2.1%
SK Hynix, Inc. (2)	528,620	15,024

MALAYSIA - 0.5%
My EG Services Bhd (2)	6,929,700	3,390

MEXICO - 3.3%
Grupo Televisa S.A.B. (DR)	895,742	23,325

NETHERLANDS - 2.7%
Unilever N.V. (DR) (2)	409,668	19,098

PANAMA - 1.0%
Copa Holdings S.A., Class A (3)	142,750	7,460

PERU - 2.2%
Credicorp Ltd.	104,028	16,055

PHILIPPINES - 1.1%
Puregold Price Club, Inc. (2)	8,638,700	7,748

RUSSIA - 4.6%
Magnit PJSC (DR) (2)	717,366	23,864
QIWI plc (DR)	676,723	8,865

		32,729

SAUDI ARABIA - 0.8%
Al Tayyar Travel Group, Equity-Linked Security (1)(2)(3)(4)(5)	620,230	5,997

SOUTH AFRICA - 3.4%
Clicks Group Ltd. (2)	556,364	4,647
Mr Price Group Ltd. (2)	1,136,633	15,969
Pioneer Foods Group Ltd. (2)	331,821	3,900

		24,516

TAIWAN - 2.4%
Eclat Textile Co., Ltd. (2)	734,000	7,082
Largan Precision Co., Ltd. (2)	69,000	6,404
Tung Thih Electronic Co., Ltd. (2)	246,000	3,950

		17,436

THAILAND - 2.1%
Siam Commercial Bank PCL (2)	3,719,400	14,727

UNITED ARAB EMIRATES - 1.7%
Emaar Properties PJSC (2)	7,389,391	12,562

UNITED STATES - 13.1%
Delphi Automotive plc	284,439	17,806
EPAM Systems, Inc. (1)	103,180	6,635
Facebook, Inc., Class A (1)	236,582	27,037
Kansas City Southern	132,551	11,942
MercadoLibre, Inc.	87,816	12,353
NIKE, Inc., Class B	99,093	5,470

Visa, Inc., Class A	168,329	12,485

		93,728

Total common stocks and equity-linked securities (Cost $606,898)		652,429

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $58,473 (Cost $58,473)(6)	$58,473	$58,473

Total investments - 99.2% (Cost $665,371)		710,902

Other assets less liabilities - 0.8%		5,970

Total net assets - 100.0%(7)		$716,872

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $367,038, or 51.2% of total net assets.

(3)	Non-voting shares.
(4)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015-4/28/2016	$9,410	$5,997	0.8%

(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. Equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$59,644

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$184,681	26.0%
Consumer Staples	88,768	12.5
Financials	117,686	16.6
Health Care	45,122	6.3
Industrials	42,927	6.0
Information Technology	161,978	22.8
Telecommunication Services	11,267	1.6
Short-term investments	58,473	8.2

Total investments	$710,902	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$51,909	7.3%
Chinese Yuan renminbi	32,009	4.5
Egyptian pound	3,447	0.5
Euro	32,423	4.6
Hong Kong dollar	96,810	13.6
Indian rupee	56,270	7.9
Indonesian rupiah	18,541	2.6
Korean won	15,024	2.1
Malaysian ringgit	3,390	0.5
Philippine peso	7,748	1.1
South African rand	24,516	3.4
Taiwan dollar	17,436	2.4
Thai baht	14,727	2.1
U.S. dollar	324,090	45.6
UAE dirham	12,562	1.8

Total investments	$710,902	100.0%

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 87.7%

ARGENTINA - 4.0%
Globant S.A. (1)	3,753	$148
Grupo Financiero Galicia S.A. (DR)	14,191	433
Pampa Energia S.A. (DR) (1)	15,282	418
YPF S.A. (DR)	13,520	260

		1,259

BRAZIL - 5.2%
Cosan S.A. Industria e Comercio	18,100	187
CVC Brasil Operadora e Agencia de Viagens S.A.	8,963	64
GAEC Educacao S.A.	52,400	235
Hypermarcas S.A.	34,238	249
Linx S.A.	52,500	263
Petroleo Brasileiro S.A. (1)	101,789	365
Vale S.A.	56,913	288

		1,651

CHILE - 1.9%
Empresa Nacional de Telecomunicaciones S.A. (1)	20,454	185
Empresa Nacional de Telecomunicaciones S.A. Rights Exp. 7/22/2016 (1)(2)	5,605	6
SACI Falabella	51,993	396

		587

CHINA - 19.0%
Ajisen China Holdings Ltd. (3)	422,913	164
Alibaba Group Holding Ltd. (DR) (1)	10,036	799
Baidu, Inc. (DR) (1)	3,568	589
China High Precision Automation Group Ltd. (1)(3)(4)	9,066,000	14
China Life Insurance Co., Ltd., Class H (3)	147,800	319
China Petroleum & Chemical Corp., Class H (3)	613,453	442
China Unicom Hong Kong Ltd. (3)	237,500	247
Digital China Holdings Ltd. (3)	453,460	343
GOME Electrical Appliances Holding Ltd. (3)	1,469,288	174
Huabao International Holdings Ltd. (1)(3)	657,322	233
Noah Holdings Ltd. (DR) (1)	19,048	459
PW Medtech Group Ltd. (1)(3)	634,000	175
Sino Biopharmaceutical Ltd. (3)	649,000	425
Sinopharm Group Co., Ltd., Class H (3)	115,700	558
Sinotrans Ltd. (3)	510,341	230
Wisdom Sports Group (1)(3)	433,839	132
Zhuzhou CRRC Times Electric Co., Ltd., Class H (3)	131,015	725

		6,028

CZECH REPUBLIC - 0.9%
Moneta Money Bank AS (1)	95,910	282

GERMANY - 0.4%
Rocket Internet SE (1)(3)	6,972	135

GREECE - 0.9%
JUMBO S.A. (1)(3)	22,233	295

HONG KONG - 1.4%
AIA Group Ltd. (3)	75,865	456

INDIA - 7.4%
Aurobindo Pharma Ltd. (3)	26,859	295
Dr Reddy’s Laboratories Ltd. (3)	1,800	91
Godrej Consumer Products Ltd. (3)	12,375	296
Havells India Ltd. (3)	33,535	180
ICICI Bank Ltd. (3)	167,215	597
Kajaria Ceramics Ltd. (3)	13,545	242
Reliance Industries Ltd. (3)	35,708	514
Tech Mahindra Ltd. (3)	20,131	153

		2,368

INDONESIA - 4.9%
Astra International Tbk PT (3)	679,170	383
Bank Negara Indonesia Persero Tbk PT (3)	802,218	317
Cikarang Listrindo Tbk PT (1)	2,738,800	311
Hanjaya Mandala Sampoerna Tbk PT (3)	487,250	140
Indofood CBP Sukses Makmur Tbk PT (3)	313,000	409

		1,560

KAZAKHSTAN - 0.4%
KCell JSC (DR) (3)	41,133	140

KENYA - 0.6%
Safaricom Ltd. (3)	1,134,400	197

KOREA - 5.9%
E-Mart, Inc. (3)	885	133
KB Financial Group, Inc. (3)	10,821	309
Kia Motors Corp. (3)	12,027	453
Korea Electric Power Corp. (3)	5,363	283
LG Chem Ltd. (3)	1,512	346
Shinhan Financial Group Co., Ltd. (3)	10,468	345

		1,869

MALAYSIA - 0.8%
AirAsia BHD (3)	389,800	252

MEXICO - 2.4%
Alsea S.A.B. de C.V.	46,252	176
Cemex S.A.B. de C.V., UNIT (1)	499,344	309
Grupo Televisa S.A.B., UNIT	55,313	288

		773

PAKISTAN - 0.8%
Habib Bank Ltd., Equity-Linked Security (2)(3)(5)(6)	135,300	255

PANAMA - 0.6%
Copa Holdings S.A., Class A (2)	3,343	175

PERU - 2.1%
Credicorp Ltd.	2,818	435
Grana y Montero S.A. (DR)	30,154	215

		650

RUSSIA - 6.9%
Lukoil PJSC (DR) (3)	7,842	328
Magnit PJSC (3)	2,246	317
MMC Norilsk Nickel PJSC (DR) (3)	22,391	298
Moscow Exchange MICEX-RTS PJSC (3)	168,413	297
Sberbank of Russia PJSC (3)	352,912	739
Yandex N.V., Class A (1)	9,103	199

		2,178

SOUTH AFRICA - 4.1%
FirstRand Ltd. (3)	78,240	240
Naspers Ltd., Class N (3)	5,051	774
Woolworths Holdings Ltd. (3)	53,028	304

		1,318

SWITZERLAND - 0.8%
Dufry AG (1)(3)	2,151	258

TAIWAN - 10.1%
E Ink Holdings, Inc. (1)(3)	233,000	130
Hon Hai Precision Industry Co., Ltd. (3)	221,099	569
MediaTek, Inc. (3)	50,794	388
Sunny Friend Environmental Technology Co., Ltd. (3)	61,000	289
Taiwan Fertilizer Co., Ltd. (3)	94,000	125
Taiwan Semiconductor Manufacturing Co., Ltd. (3)	339,647	1,717

		3,218

THAILAND - 0.8%
Bangkok Bank PCL (DR) (3)	58,700	266

TURKEY - 1.8%
Ford Otomotiv Sanayi AS (3)	22,769	245
Turkiye Sinai Kalkinma Bankasi AS (3)	714,688	333

		578

UNITED ARAB EMIRATES - 1.7%
Emaar Malls Group PJSC (3)	218,864	168
NMC Health plc (3)	22,143	383

		551

UNITED KINGDOM - 1.9%
Randgold Resources Ltd. (3)	5,414	608

Total common stocks and equity-linked securities (Cost $28,606)		27,907

PREFERRED STOCKS - 8.8%

BRAZIL - 2.5%
Cia Energetica de Minas Gerais (2)	127,800	290
Itau Unibanco Holding S.A. (2)	52,105	491

		781

KOREA - 6.3%
Samsung Electronics Co., Ltd. (2)(3)	1,941	2,004

Total preferred stocks (Cost $2,407)		2,785
	Principal Amount
CONVERTIBLE DEBENTURES - 0.0%

BRAZIL - 0.0%
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(1)(3)(4)	$372	$—

Total convertible debentures (Cost $127)		—

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $834 (Cost $834)(7)	834	834

Total investments - 99.1% (Cost $31,974)		31,526

Other assets less liabilities - 0.9%		279

Total net assets - 100.0%(8)		$31,805

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $22,178, or 69.7% of total net assets.

(4)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $14, or less than 0.1% of total net assets.

(5)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Habib Bank Ltd.	4/13/2015-6/8/2016	$228	$255	0.8%

(6)

Security is an equity-linked participation certificate issued by Deutsche Bank AG London. Equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.500%	8/15/2023	$856

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$4,341	13.8%
Consumer Staples	1,544	4.9
Energy	2,096	6.7
Financials	6,741	21.4
Health Care	1,927	6.1
Industrials	2,308	7.3
Information Technology	7,451	23.6
Materials	2,207	7.0
Telecommunication Services	775	2.5
Utilities	1,302	4.1
Short-term investments	834	2.6

Total investments	$31,526	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$2,432	7.7%
British pound	991	3.1
Chilean peso	587	1.9
Czech koruna	282	0.9
Euro	430	1.4
Hong Kong dollar	4,638	14.7
Indian rupee	2,368	7.5
Indonesian rupiah	1,560	5.0
Kenyan shilling	197	0.6
Korean won	3,873	12.3
Malaysian ringgit	252	0.8
Mexican peso	773	2.5
South African rand	1,318	4.2
Swiss franc	258	0.8
Taiwan dollar	3,218	10.2
Thai baht	266	0.8
Turkish lira	578	1.8
U.S. dollar	7,337	23.3
UAE dirham	168	0.5

Total investments	$31,526	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.5%

CANADA - 1.5%
Canadian Pacific Railway Ltd.	30,406	$3,916

DENMARK - 2.1%
Genmab AS (1)(2)	9,911	1,805
ISS AS (2)(3)	95,387	3,572

		5,377

FINLAND - 3.0%
Huhtamaki Oyj (2)	188,033	7,816

FRANCE - 2.4%
Elis S.A. (2)	353,335	6,213

GERMANY - 6.6%
Deutsche Boerse AG (2)	87,580	7,171
Vonovia SE (2)	161,938	5,910
Wirecard AG (2)(3)	88,645	3,897

		16,978

HONG KONG - 1.8%
AIA Group Ltd. (2)	771,995	4,642

JAPAN - 5.2%
Calbee, Inc. (2)	14,300	593
Japan Tobacco, Inc. (2)	127,500	5,108
Nitori Holdings Co., Ltd. (2)	26,978	3,237
NTT DOCOMO, Inc. (2)	173,068	4,657

		13,595

NETHERLANDS - 2.2%
InterXion Holding N.V. (1)	151,440	5,585

SWITZERLAND - 2.8%
Nestle S.A. (2)	93,112	7,182

TAIWAN - 4.1%
Ginko International Co., Ltd. (2)(3)	657,000	6,858
Taiwan Semiconductor Manufacturing Co., Ltd. (2)	762,000	3,853

		10,711

UNITED KINGDOM - 1.0%
Lloyds Banking Group plc (2)	3,503,569	2,576

UNITED STATES - 66.8%
Advance Auto Parts, Inc.	30,837	4,984
Alphabet, Inc., Class A (1)	5,030	3,539
Alphabet, Inc., Class C (1)(4)	9,687	6,704
Amazon.com, Inc. (1)	11,106	7,948
Aon plc	41,065	4,486
Boston Scientific Corp. (1)	266,703	6,233
Bristol-Myers Squibb Co.	67,158	4,939

Celgene Corp. (1)	57,160	5,638
Charter Communications, Inc., Class A (1)	18,604	4,254
Cognizant Technology Solutions Corp., Class A (1)	81,757	4,680
Comcast Corp., Class A	102,744	6,698
Dollar General Corp.	106,874	10,046
Dollar Tree, Inc. (1)	89,898	8,472
Fidelity National Information Services, Inc.	60,129	4,430
General Mills, Inc.	104,202	7,432
JPMorgan Chase & Co.	71,821	4,463
Liberty Global plc, Class A (1)	98,038	2,849
Liberty Global plc, Series C (1)(4)	113,828	3,261
Liberty Global plc LiLAC, Class A (1)	12,558	405
Liberty Global plc LiLAC, Class C (1)(4)	14,581	474
Live Nation Entertainment, Inc. (1)	191,483	4,500
MasterCard, Inc., Class A	99,556	8,767
Medivation, Inc. (1)	132,337	7,980
Medtronic plc	117,973	10,236
Molson Coors Brewing Co., Class B	105,106	10,629
Mondelez International, Inc., Class A	121,963	5,551
Monster Beverage Corp. (1)	17,397	2,796
Nektar Therapeutics (1)	216,468	3,080
NewMarket Corp.	3,720	1,541
PepsiCo, Inc.	51,505	5,456
Splunk, Inc. (1)	71,845	3,893
Thermo Fisher Scientific, Inc.	42,489	6,278

		172,642

Total common stocks (Cost $221,892)		257,233

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $564 (Cost $564)(5)	$564	$564

Total investments - 99.7% (Cost $222,456)		257,797

Other assets less liabilities - 0.3%		798

Total net assets - 100.0%(6)		$258,595

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $75,090, or 29.0% of total net assets.

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.500%	8/15/2023	$578

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$57,128	22.2%
Consumer Staples	44,747	17.4
Financials	29,248	11.3
Health Care	53,047	20.6
Industrials	13,701	5.3
Information Technology	45,348	17.6
Materials	9,357	3.6
Telecommunication Services	4,657	1.8
Short-term investments	564	0.2

Total investments	$257,797	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,576	1.0%
Danish krone	5,377	2.1
Euro	31,007	12.0
Hong Kong dollar	4,642	1.8
Japanese yen	13,595	5.3
Swiss franc	7,182	2.8
Taiwan dollar	10,711	4.1
U.S. dollar	182,707	70.9

Total investments	$257,797	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.4%

AUSTRALIA - 3.6%
James Hardie Industries plc (DR) (1)	2,501,341	$38,314
Treasury Wine Estates Ltd. (1)	3,156,545	21,836

		60,150

BRAZIL - 1.9%
Raia Drogasil S.A.	1,627,500	31,990

CHINA - 4.0%
Tencent Holdings Ltd. (1)	2,895,200	66,032

DENMARK - 3.4%
Genmab AS (1)(2)	310,804	56,616

FRANCE - 2.4%
Eurofins Scientific SE (1)	108,196	40,221

GERMANY - 2.1%
Brenntag AG (1)	549,461	26,553
Zalando SE (1)(2)	322,119	8,527

		35,080

HONG KONG - 1.4%
Hong Kong Exchanges and Clearing Ltd. (1)	600,777	14,656
Sands China Ltd. (1)	2,696,800	9,113

		23,769

JAPAN - 7.2%
FANUC Corp. (1)	130,202	21,075
Harmonic Drive Systems, Inc. (1)	436,782	12,331
Nintendo Co., Ltd. (1)	184,542	26,332
Shiseido Co., Ltd. (1)	1,405,122	36,229
Stanley Electric Co., Ltd. (1)(3)	1,040,400	22,094

		118,061

KOREA - 1.5%
Amorepacific Corp. (1)	64,372	24,260

MEXICO - 0.9%
Fomento Economico Mexicano S.A.B. de C.V. (DR)	152,739	14,127

SWEDEN - 0.6%
Hexagon AB, Class B (1)	284,886	10,370

TAIWAN - 1.5%
Hermes Microvision, Inc. (1)	582,000	24,026

UNITED KINGDOM - 11.1%
ASOS plc (1)(2)	597,292	31,825
Associated British Foods plc (1)	507,568	18,403
Auto Trader Group plc (1)	4,563,377	21,578
Direct Line Insurance Group plc (1)	6,852,415	31,689

Intertek Group plc (1)	400,544	18,704
Markit Ltd. (2)	1,849,385	60,290

		182,489

UNITED STATES - 49.8%
Abbott Laboratories	319,194	12,547
Alphabet, Inc., Class C (2)(4)	56,138	38,853
Alphabet, Inc., Class A (2)	87,543	61,589
Anthem, Inc.	219,837	28,873
Boston Scientific Corp. (2)	2,632,392	61,519
Broadcom Ltd.	212,896	33,084
DexCom, Inc. (2)	156,032	12,378
Ecolab, Inc.	160,359	19,019
Electronic Arts, Inc. (2)	568,211	43,048
Facebook, Inc., Class A (2)	552,931	63,189
IHS, Inc., Class A (2)	653,725	75,577
LKQ Corp. (2)	1,641,244	52,027
Noble Energy, Inc.	579,472	20,786
Priceline Group, Inc. (2)	12,769	15,941
Regeneron Pharmaceuticals, Inc. (2)	129,230	45,131
S&P Global, Inc.	598,653	64,211
Salesforce.com, Inc. (2)	322,432	25,604
Schlumberger Ltd.	257,229	20,342
Starbucks Corp.	391,189	22,345
Visa, Inc., Class A	1,120,937	83,140
Workday, Inc., Class A (2)	326,728	24,397

		823,600

Total common stocks (Cost $1,217,735)		1,510,791

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $135,904 (Cost $135,904)(5)	$135,904	$135,904

Total investments - 99.6% (Cost $1,353,639)		1,646,695

Other assets less liabilities - 0.4%		6,244

Total net assets - 100.0%(6)		$1,652,939

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $580,784, or 35.1% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(4)	Non-voting shares.

(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2022	$138,625

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$161,872	9.8%
Consumer Staples	146,845	8.9
Energy	41,128	2.5
Financials	110,556	6.7
Health Care	257,285	15.6
Industrials	214,530	13.0
Information Technology	521,242	31.7
Materials	57,333	3.5
Short-term investments	135,904	8.3

Total investments	$1,646,695	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$60,150	3.6%
Brazilian real	31,990	1.9
British pound	122,199	7.4
Danish krone	56,616	3.4
Euro	75,301	4.6
Hong Kong dollar	89,801	5.5
Japanese yen	118,061	7.2
Korean won	24,260	1.5
Swedish krona	10,370	0.6
Taiwan dollar	24,026	1.5
U.S. dollar	1,033,921	62.8

Total investments	$1,646,695	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - June 30, 2016

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Depreciation
State Street Bank and Trust Company	8/10/2016	JPY	4,701,179	USD	40,979	$(4,596)

JPY-Japanese yen

USD-U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

CANADA - 4.4%
Cogeco Communications, Inc.	76,871	$4,034

DENMARK - 3.7%
Scandinavian Tobacco Group AS (1)	207,651	3,397

FINLAND - 5.6%
Huhtamaki Oyj (1)	123,197	5,121

FRANCE - 4.0%
Elis S.A. (1)	208,048	3,658

GERMANY - 8.7%
Gerresheimer AG (1)	26,213	2,014
Tele Columbus AG (1)(2)	630,986	5,872

		7,886

GREECE - 1.8%
JUMBO S.A. (1)(2)	126,223	1,676

ITALY - 10.8%
Ei Towers S.p.A. (1)(2)	65,329	3,313
Infrastrutture Wireless Italiane S.p.A. (1)	696,544	3,086
RAI Way S.p.A. (1)	755,729	3,407

		9,806

JAPAN - 1.7%
Seria Co., Ltd. (1)	19,200	1,579

NETHERLANDS - 3.3%
InterXion Holding N.V. (2)	81,506	3,006

SINGAPORE - 0.3%
SATS Ltd. (1)	91,300	279

SPAIN - 12.7%
Cellnex Telecom SAU (1)	180,667	2,834
Ebro Foods S.A. (1)	137,293	3,156
Euskaltel S.A. (1)(2)	217,139	1,968
Inmobiliaria Colonial S.A. (1)	4,296,445	3,113
Melia Hotels International S.A. (1)	46,121	496

		11,567

SWEDEN - 7.9%
Cloetta AB, Class B (1)	1,129,496	3,880
Com Hem Holding AB (1)	397,075	3,365

		7,245

TAIWAN - 4.1%
Ginko International Co., Ltd. (1)(3)	357,000	3,726

THAILAND - 1.3%
Bangkok Airways Co., Ltd. (1)	1,607,900	1,059
Big C Supercenter PCL (1)	9,169	56
Big C Supercenter PCL (DR) (1)	9,000	55

		1,170

UNITED KINGDOM - 10.4%
Berendsen plc (1)	110,514	1,801
Britvic plc (1)	217,091	1,697
Domino’s Pizza Group plc (1)	225,594	1,004
Essentra plc (1)	151,273	1,038
Mitchells & Butlers plc (1)	510,533	1,588
Rathbone Brothers plc (1)	22,175	521
Virgin Money Holdings UK plc (1)	538,653	1,809

		9,458

UNITED STATES - 14.8%
Allegion plc	4,685	325
Cable One, Inc.	8,921	4,562
GCP Applied Technologies, Inc. (2)	74,463	1,939
Interpublic Group of Cos., Inc.	75,800	1,751
Nektar Therapeutics (2)	186,770	2,658
Snyder’s-Lance, Inc.	67,256	2,280

		13,515

Total common stocks (Cost $84,701)		87,123

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $4,055 (Cost $4,055)(4)	$4,055	$4,055

Total investments - 100.0% (Cost $88,756)		91,178

Other assets less liabilities - (0.0)%†		44

Total net assets - 100.0%(5)		$91,222

†	Amount rounds to less than 0.1%.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $66,568, or 73.0% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.750%	1/31/2023	$4,140

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$25,969	28.5%
Consumer Staples	14,521	15.9
Financials	5,443	6.0
Health Care	8,398	9.2
Industrials	7,122	7.8
Information Technology	6,319	6.9
Materials	8,098	8.9
Telecommunication Services	11,253	12.3
Short-term investments	4,055	4.5

Total investments	$91,178	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$9,458	10.4%
Canadian dollar	4,034	4.4
Danish krone	3,397	3.7
Euro	39,714	43.6
Japanese yen	1,579	1.7
Singapore dollar	279	0.3
Swedish krona	7,245	7.9
Taiwan dollar	3,726	4.1
Thai baht	1,170	1.3
U.S. dollar	20,576	22.6

Total investments	$91,178	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.0%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A. (1)	389,515	$31,845

BRAZIL - 3.2%
Telefonica Brasil S.A. (DR)	4,175,044	56,781

CANADA - 1.7%
Imperial Oil Ltd.	946,517	29,950

CHINA - 3.0%
Baidu, Inc. (DR) (2)	249,733	41,243
New Oriental Education & Technology Group, Inc. (DR)	312,628	13,093

		54,336

DENMARK - 4.5%
Carlsberg AS, Class B (1)	381,938	36,246
ISS AS (1)(3)	1,207,345	45,209

		81,455

INDIA - 0.1%
HCL Technologies Ltd. (1)	94,448	1,025

KOREA - 5.0%
Kia Motors Corp. (1)	578,875	21,802
Samsung Electronics Co., Ltd. (1)	55,266	68,799

		90,601

NETHERLANDS - 1.8%
ING Groep N.V. (DR) (1)	3,144,885	32,687

NORWAY - 1.2%
Orkla ASA (1)	2,368,336	20,978

SWITZERLAND - 6.7%
ABB Ltd. (1)(2)	2,917,015	57,455
Adecco Group AG (1)	21,538	1,085
Cie Financiere Richemont S.A. (1)	306,385	17,974
Pargesa Holding S.A. (1)	2,453	162
UBS Group AG (1)	3,361,943	43,499

		120,175

UNITED KINGDOM - 10.7%
Amec Foster Wheeler plc (1)	2,246,148	14,701
Compass Group plc (1)	1,219,184	23,240
Diageo plc (1)	744,861	20,842
IMI plc (1)	1,055,293	13,637
Lloyds Banking Group plc (1)	34,452,842	25,334
Royal Bank of Scotland Group plc (1)(2)	20,191,830	47,554
Tesco plc (1)(2)	19,900,467	46,557

		191,865

UNITED STATES - 50.3%
Alphabet, Inc., Class A (2)	28,291	19,904

Alphabet, Inc., Class C (2)(4)	19,499	13,495
American Express Co.	590,849	35,900
Aon plc	288,176	31,477
Arch Capital Group Ltd. (2)(3)	925,717	66,652
Bank of New York Mellon Corp.	1,839,083	71,448
Cisco Systems, Inc.	1,837,963	52,731
Citigroup, Inc.	1,355,731	57,469
Citizens Financial Group, Inc.	1,323,885	26,451
FedEx Corp.	150,331	22,817
Johnson & Johnson	531,383	64,457
Joy Global, Inc.	651,253	13,767
Marsh & McLennan Cos., Inc.	909,418	62,259
Medtronic plc	787,007	68,289
Microsoft Corp.	1,338,401	68,486
Oracle Corp.	2,258,810	92,453
Progressive Corp.	796,973	26,699
QUALCOMM, Inc.	991,619	53,121
TE Connectivity Ltd.	407,249	23,258
United Technologies Corp.	300,973	30,865

		901,998

Total common stocks (Cost $1,534,270)		1,613,696

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $164,154 (Cost $164,154)(5)	$164,154	$164,154

Total investments - 99.1% (Cost $1,698,424)		1,777,850

Other assets less liabilities - 0.9%		16,024

Total net assets - 100.0%(6)		$1,793,874

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $570,631, or 31.8% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.125%	12/31/2022	$167,442

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$76,109	4.3%
Consumer Staples	124,623	7.0
Energy	44,651	2.5
Financials	559,436	31.5
Health Care	132,746	7.5
Industrials	184,835	10.4
Information Technology	434,515	24.4
Telecommunication Services	56,781	3.2
Short-term investments	164,154	9.2

Total investments	$1,777,850	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$191,865	10.8%
Canadian dollar	29,950	1.7
Danish krone	81,455	4.6
Euro	64,532	3.6
Indian rupee	1,025	0.1
Korean won	90,601	5.1
Norwegian krone	20,978	1.2
Swiss franc	120,175	6.7
U.S. dollar	1,177,269	66.2

Total investments	$1,777,850	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - June 30, 2016

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	11/17/2016	CNH	342,057	USD	51,569	$544
State Street Bank and Trust Company	11/17/2016	USD	10,204	CNH	68,378	(4)

						$540

CNH - Yuan Renminbi offshore

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 74.2%

AGRICULTURE - 1.0%
Pinnacle Operating Corp., 9.00%, 11/15/2020 (1)	$17,859	$15,002

BIOTECHNOLOGY - 1.3%
Concordia International Corp.,
7.00%, 4/15/2023 (1)(2)	3,000	2,557
9.50%, 10/21/2022 (1)(2)	20,000	18,650

		21,207

BUILDING MATERIALS - 1.7%
Ply Gem Industries, Inc.,
6.50%, 2/1/2022	4,000	3,880
6.50%, 2/1/2022	23,775	23,418

		27,298

CHEMICALS - 3.5%
A Schulman, Inc., 6.88%, 6/1/2023 (1)	15,500	15,477
GCP Applied Technologies, Inc., 9.50%, 2/1/2023 (1)	12,250	13,689
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020 (3)(4)(5)	2,000	—
Platform Specialty Products Corp.,
6.50%, 2/1/2022 (1)	28,175	24,794
10.38%, 5/1/2021 (1)	1,000	1,008

		54,968

COMPUTERS - 0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.88%, 6/15/2021 (1)	2,500	2,562
7.13%, 6/15/2024 (1)	2,500	2,612

		5,174

DIVERSIFIED FINANCIAL SERVICES - 5.5%
Alliance Data Systems Corp.,
5.38%, 8/1/2022 (1)	3,328	3,187
6.38%, 4/1/2020 (1)	14,306	14,413
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022 (1)	34,880	30,433
National Financial Partners Corp., 9.00%, 7/15/2021 (1)	29,740	28,662
Quicken Loans, Inc., 5.75%, 5/1/2025 (1)	10,000	9,650

		86,345

FOOD - 0.7%
US Foods, Inc., 5.88%, 6/15/2024 (1)	11,000	11,275

HEALTHCARE-SERVICES - 4.8%
Centene Corp., 6.13%, 2/15/2024 (1)	7,277	7,736
HCA, Inc.,
5.25%, 6/15/2026	9,000	9,337
5.38%, 2/1/2025	17,000	17,425
Opal Acquisition, Inc., 8.88%, 12/15/2021 (1)	52,815	40,536

		75,034

INSURANCE - 9.2%
Hub Holdings LLC / Hub Holdings Finance, Inc., PIK, 8.13%, 7/15/2019 (1)	15,154	14,548
USI, Inc., 7.75%, 1/15/2021 (1)	95,822	94,863
Wayne Merger Sub LLC, 8.25%, 8/1/2023 (1)	6,250	6,172
York Risk Services Holding Corp., 8.50%, 10/1/2022 (1)	38,850	28,652

		144,235

INTERNET - 0.2%
Match Group, Inc., 6.38%, 6/1/2024 (1)	2,500	2,606

MACHINERY-DIVERSIFIED - 2.7%
Gardner Denver, Inc., 6.88%, 8/15/2021 (1)	46,376	42,086

MEDIA - 7.1%
Altice Financing S.A., 6.63%, 2/15/2023 (1)(2)	1,000	982
Altice Finco S.A., 7.63%, 2/15/2025 (1)(2)	4,040	3,697
Altice US Finance I Corp., 5.38%, 7/15/2023 (1)	3,000	3,011
Cablevision Systems Corp.,
5.88%, 9/15/2022	5,000	4,488
8.00%, 4/15/2020	11,202	11,482
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.13%, 5/1/2023 (1)	5,000	5,050
5.25%, 9/30/2022	5,500	5,644
5.50%, 5/1/2026 (1)	5,000	5,075
5.88%, 4/1/2024 (1)	5,000	5,213
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.75%, 7/15/2025 (1)	2,000	2,085
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.46%, 7/23/2022 (1)	5,500	5,922
4.91%, 7/23/2025 (1)	6,000	6,539
DISH DBS Corp.,
5.00%, 3/15/2023	2,000	1,820
5.88%, 11/15/2024	4,000	3,735
5.88%, 7/15/2022	9,000	8,753
6.75%, 6/1/2021	1,000	1,036
7.75%, 7/1/2026 (1)	2,000	2,065
Neptune Finco Corp., 10.13%, 1/15/2023 (1)	7,000	7,840
Univision Communications, Inc., 5.13%, 2/15/2025 (1)	11,000	10,876
Virgin Media Secured Finance plc,
5.25%, 1/15/2026 (1)(2)	14,000	13,562
5.50%, 8/15/2026 (1)(2)	2,000	1,945

		110,820

MINING - 0.1%
Kaiser Aluminum Corp., 5.88%, 5/15/2024 (1)	2,000	2,055

MISCELLANEOUS MANUFACTURING - 0.9%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022 (1)	16,000	14,000

OIL & GAS - 7.3%
Clayton Williams Energy, Inc., 7.75%, 4/1/2019	16,470	12,435

Endeavor Energy Resources L.P. / EER Finance, Inc.,
7.00%, 8/15/2021 (1)	7,610	7,477
8.13%, 9/15/2023 (1)	20,000	20,400
Laredo Petroleum, Inc.,
5.63%, 1/15/2022	13,862	12,961
7.38%, 5/1/2022	8,223	8,244
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.00%, 6/1/2020 (6)(7)	13,300	7,847
Seven Generations Energy Ltd.,
6.75%, 5/1/2023 (1)(2)	26,000	26,195
8.25%, 5/15/2020 (1)(2)	5,500	5,699
Whiting Petroleum Corp., 5.00%, 3/15/2019	15,000	13,800

		115,058

PACKAGING & CONTAINERS - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A., 7.00%, 7/15/2024 (1)	1,000	1,030

PHARMACEUTICALS - 2.3%
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/2023 (1)	41,500	33,511
6.38%, 10/15/2020 (1)	3,500	3,010

		36,521

PIPELINES - 5.8%
Kinder Morgan Energy Partners L.P., 4.25%, 9/1/2024	22,724	23,019
Williams Partners L.P. / ACMP Finance Corp.,
4.88%, 5/15/2023	48,029	46,429
4.88%, 3/15/2024	22,886	21,959

		91,407

REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
Vereit Operating Partnership L.P.,
4.13%, 6/1/2021	7,500	7,819
4.60%, 2/6/2024	47,100	47,453
4.88%, 6/1/2026	4,000	4,100

		59,372

RETAIL - 2.6%
Dollar Tree, Inc., 5.75%, 3/1/2023 (1)	7,000	7,437
Group 1 Automotive, Inc.,
5.00%, 6/1/2022	21,160	20,843
5.25%, 12/15/2023 (1)	2,553	2,508
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC,
5.00%, 6/1/2024 (1)	2,000	2,050
5.25%, 6/1/2026 (1)	2,000	2,050
Penske Automotive Group, Inc.,
5.50%, 5/15/2026	2,000	1,900
5.75%, 10/1/2022	4,000	4,000

		40,788

SEMICONDUCTORS - 0.6%
Microsemi Corp., 9.13%, 4/15/2023 (1)	9,000	9,900

SOFTWARE - 7.8%
First Data Corp.,
5.75%, 1/15/2024 (1)	13,000	12,886
7.00%, 12/1/2023 (1)	44,500	45,167
Infor Software Parent LLC / Infor Software Parent, Inc., PIK, 7.13%, 5/1/2021 (1)	18,500	16,465
Infor US, Inc., 6.50%, 5/15/2022	7,000	6,611
Informatica LLC, 7.13%, 7/15/2023 (1)	30,790	29,174
Solera LLC / Solera Finance Inc., 10.50%, 3/1/2024 (1)	11,400	11,963

		122,266

TELECOMMUNICATIONS - 4.9%
CenturyLink, Inc., 6.45%, 6/15/2021	12,000	12,165
Frontier Communications Corp.,
10.50%, 9/15/2022	4,000	4,233
11.00%, 9/15/2025	21,000	21,814
T-Mobile USA, Inc.,
6.00%, 4/15/2024	7,000	7,280
6.13%, 1/15/2022	8,000	8,390
6.38%, 3/1/2025	4,500	4,702
6.50%, 1/15/2026	8,000	8,440
6.50%, 1/15/2024	9,000	9,472

		76,496

Total Corporate Bonds (Cost $1,167,849)		1,164,943

BANK LOANS - 17.7%(8)

AEROSPACE/DEFENSE - 0.3%
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022	7,000	5,180

AGRICULTURE - 0.4%
Pinnacle Operating Corp. First Lien Term Loan B, 4.75%, 11/15/2018 (3)	6,042	5,680

AUTO PARTS & EQUIPMENT - 0.4%
BBB Industries US Holdings, Inc. Second Lien Term Loan B, 9.75%, 11/3/2022 (3)	6,500	5,742

CHEMICALS - 0.5%
MacDermid, Inc. First Lien Term Loan B3, 5.50%, 6/7/2020	4,987	4,915
MacDermid, Inc. First Lien Term Loan B2, 5.50%, 6/7/2020	2,985	2,942

		7,857

COMMERCIAL SERVICES - 1.8%
CHG Healthcare Services, Inc. First Lien Term Loan B, 4.75%, 6/7/2023	1,995	1,994
Concentra, Inc. Second Lien Term Loan B, 9.00%, 6/1/2023 (3)	7,000	6,860
TruGreen L.P. First Lien Term Loan B, 6.50%, 4/13/2023	6,000	6,015
York Risk Services Holding Corp. First Lien Term Loan B, 4.75%, 10/1/2021	15,459	13,526

		28,395

DIVERSIFIED FINANCIAL SERVICES - 0.6%
LBM Borrower LLC Second Lien Term Loan, 10.25%, 8/20/2023	10,000	9,406

HEALTHCARE-PRODUCTS - 0.3%
Immucor, Inc. First Lien Term Loan B2, 5.00%, 8/17/2018	4,974	4,647

HEALTHCARE-SERVICES - 0.4%
MPH Acquisition Holdings LLC First Lien Term Loan B, 5.00%, 6/7/2023	2,000	2,004
Opal Acquisition, Inc. First Lien Term Loan B, 5.00%, 11/27/2020	4,999	4,349

		6,353

INSURANCE - 1.7%
AssuredPartners, Inc. First Lien Term Loan, 5.75%, 10/21/2022	14,970	14,830
AssuredPartners, Inc. Second Lien Term Loan, 10.00%, 10/20/2023	13,000	12,703

		27,533

INTERNET - 3.3%
iParadigms Holdings LLC Second Lien Term Loan, 8.25%, 7/9/2022 (3)	8,768	8,329
The Active Network, Inc. Second Lien Term Loan, 9.50%, 11/15/2021	45,217	44,087

		52,416

LODGING - 0.2%
Station Casinos LLC First Lien Term Loan B, 3.75%, 6/8/2023	3,000	2,981

MACHINERY-DIVERSIFIED - 1.0%
Gardner Denver, Inc. First Lien Term Loan, 4.25%, 7/30/2020	17,903	16,441

OIL & GAS - 2.3%
Callon Petroleum Co. Second Lien Term Loan B, 8.50%, 10/8/2021	35,500	35,500

OIL & GAS SERVICES - 0.5%
Cactus Wellhead LLC First Lien Term Loan B, 7.00%, 7/31/2020	7,848	5,180
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021 (2)(3)	8,843	2,874

		8,054

SOFTWARE - 4.0%
Ascend Learning LLC Second Lien Term Loan, 9.50%, 11/30/2020	15,642	14,547
Cvent, Inc. First Lien Term Loan B, 6.25%, 6/3/2023	8,500	8,457

Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	43,035	39,162

		62,166

Total Bank Loans (Cost $287,270)		278,351

CONVERTIBLE DEBENTURES - 0.5%

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
VEREIT, Inc., 3.00%, 8/1/2018	3,000	2,964
VEREIT, Inc., 3.75%, 12/15/2020	5,000	4,963

		7,927

Total convertible debentures (Cost $7,576)		7,927

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $136,012 (Cost $136,012)(9)	136,012	$136,012

Total investments - 101.1% (Cost $1,598,707)		1,587,233

Other assets less liabilities - (1.1)%		(17,019)

Total net assets - 100.0%(10)		$1,570,214

(1)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
A Schulman, Inc. 6.88% 6/1/2023	5/7/15-4/6/16	$15,556	$15,477	1.0%
Alliance Data Systems Corp. 5.38% 8/1/2022	7/24/14-4/7/16	3,158	3,187	0.2
6.38% 4/1/2020	8/14/14-4/18/16	14,726	14,413	0.9
Altice Financing S.A. 6.63% 2/15/2023	1/30/15	1,000	982	0.1
Altice Finco S.A. 7.63% 2/15/2025	1/30/15-4/1/15	4,139	3,697	0.2
Altice US Finance I Corp. 5.38% 7/15/2023	5/29/15	3,000	3,011	0.2
CCO Holdings LLC / CCO Holdings Capital Corp. 5.13% 5/1/2023	4/13/15-9/29/15	4,775	5,050	0.3
5.50% 5/1/2026	4/7/16	5,000	5,075	0.3

5.88% 4/1/2024	2/4/16	5,000	5,213	0.3
Centene Corp. 6.13% 2/15/2024	1/28/16-4/5/16	7,551	7,736	0.5
Cequel Communications Holdings I LLC / Cequel Capital Corp. 7.75% 7/15/2025	5/29/15	1,965	2,085	0.1
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46% 7/23/2022	7/9/15-1/16/16	5,501	5,922	0.4
4.91% 7/23/2025	7/9/15-7/13/15	5,958	6,539	0.4
Concordia International Corp.
7.00% 4/15/2023	10/26/15-10/29/15	2,638	2,557	0.2
9.50% 10/21/2022	10/19/15	20,000	18,650	1.2
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.88% 6/15/2021	6/8/16	2,500	2,562	0.1
7.13% 6/15/2024	6/8/16	2,500	2,612	0.2
DISH DBS Corp. 7.75% 7/1/2026	6/8/16	2,000	2,065	0.1
Dollar Tree, Inc. 5.75% 3/1/2023	2/6/15-1/8/16	7,000	7,437	0.5
Endeavor Energy Resources L.P. / EER Finance, Inc.
7.00% 8/15/2021	8/28/15-6/27/16	7,192	7,477	0.5
8.13% 9/15/2023	4/7/16-5/16/16	19,193	20,400	1.3
First Data Corp.
5.75% 1/15/2024	11/5/15-1/28/16	12,956	12,886	0.8
7.00% 12/1/2023	10/29/15-6/28/16	44,106	45,167	2.9
Gardner Denver, Inc. 6.88% 8/15/2021	7/31/15-5/18/16	39,294	42,086	2.7
Gates Global LLC / Gates Global Co. 6.00% 7/15/2022	7/28/15-11/2/15	13,212	14,000	0.9
GCP Applied Technologies, Inc. 9.50% 2/1/2023	1/22/16-2/19/16	12,591	13,689	0.9
Group 1 Automotive, Inc. 5.25% 12/15/2023	4/4/16	2,540	2,508	0.2
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.13% 7/15/2019	3/1/16-4/7/16	13,552	14,548	0.9
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 7.25% 8/1/2022	7/15/14-11/18/15	32,545	30,433	1.9
Infor Software Parent LLC / Infor Software Parent, Inc. 7.13% 5/1/2021	4/3/14-11/23/15	17,566	16,465	1.0
Informatica LLC 7.13% 7/15/2023	6/2/15-5/26/16	29,991	29,174	1.9

Kaiser Aluminum Corp. 5.88% 5/15/2024	4/28/16-5/4/16	2,000	2,055	0.1
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.00% 6/1/2024	6/2/16	2,000	2,050	0.1
5.25% 6/1/2026	6/2/16	2,000	2,050	0.1
Match Group, Inc. 6.38% 6/1/2024	5/24/16	2,500	2,606	0.2
Microsemi Corp. 9.13% 4/15/2023	1/7/16-1/12/16	9,260	9,900	0.6
National Financial Partners Corp. 9.00% 7/15/2021	5/12/15-4/7/16	29,378	28,662	1.8
Neptune Finco Corp. 10.13% 1/15/2023	9/25/15	7,000	7,840	0.5
Opal Acquisition, Inc. 8.88% 12/15/2021	4/15/14-4/8/16	53,240	40,536	2.6
Pinnacle Operating Corp. 9.00% 11/15/2020	3/28/14-6/22/15	18,322	15,002	1.0
Platform Specialty Products Corp.
6.50% 2/1/2022	9/9/15-4/6/16	25,623	24,794	1.6
10.38% 5/1/2021	11/3/15	1,000	1,007	0.1
Quicken Loans, Inc. 5.75% 5/1/2025	5/1/15-3/31/16	9,897	9,650	0.6
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A. 7.00% 7/15/2024	6/29/16	1,025	1,029	0.1
Seven Generations Energy Ltd.
6.75% 5/1/2023	10/7/15-3/8/16	22,885	26,195	1.7
8.25% 5/15/2020	3/8/16-3/21/16	5,541	5,699	0.4
Solera LLC 10.50% 3/1/2024	2/29/16-6/29/16	11,466	11,963	0.8
Univision Communications, Inc. 5.13% 2/15/2025	2/2/16-2/4/16	10,331	10,876	0.7
US Foods, Inc. 5.88% 6/15/2024	6/13/16-6/14/16	11,019	11,275	0.7
USI, Inc. 7.75% 1/15/2021	3/20/14-6/17/16	95,174	94,863	6.0
Valeant Pharmaceuticals International, Inc.
5.88% 5/15/2023	3/13/15-4/6/16	35,006	33,511	2.1
6.38% 10/15/2020	4/29/14-5/11/15	3,614	3,010	0.2
Virgin Media Secured Finance plc
5.25% 1/15/2026	3/17/15-4/6/16	13,583	13,562	0.9
5.50% 8/15/2026	4/12/16	2,000	1,945	0.1
Wayne Merger Sub LLC 8.25% 8/1/2023	7/30/15-8/5/15	6,248	6,172	0.4

York Risk Services Holding Corp. 8.50% 10/1/2022	9/17/14-12/1/15	36,488	28,652	1.8

Total			$758,007	48.3%

(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Financing S.A., 6.63%, 2/15/2023	Luxembourg	U.S. dollar
Altice Finco S.A., 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Concordia International Corp.
7.00%, 4/15/2023	Canada	U.S. dollar
9.50%, 10/21/2022	Canada	U.S. dollar
RGL Reservoir Operations, Inc. First Lien Term Loan	Canada	U.S. dollar
Seven Generations Energy Ltd.
6.75%, 5/1/2023	Canada	U.S. dollar
8.25%, 5/15/2020	Canada	U.S. dollar
Virgin Media Secured Finance plc
5.25%, 1/15/2026	United Kingdom	U.S. dollar
5.50%, 8/15/2026	United Kingdom	U.S. dollar

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $29,485, or 1.9% of total net assets.

(4)	Represents escrow for past due interest.
(5)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds.
(6)	Non-income producing security.
(7)	Bond in default.
(8)	Floating rate instruments, the rate disclosed was as of June 30, 2016.
(9)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$137,056
U.S. Treasury Note	2.125%	12/31/2022	1,679

			$138,735

(10)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $50,000 or 3.2% of the total net assets as of June 30, 2016, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
Maxim Crane Works L.P. Bridge Term Loan	$50,000	—

CREDIT DIVERSIFICATION - June 30, 2016

(Unaudited)

Percentage of Total Investments
BBB	7.1%
BB	16.8
B	29.4
CCC	33.2
Unrated	4.9
Short Term	8.6

100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

High yield securities are speculative, have a higher degree of default risk than higher-rate securities and may increase the Fund’s volatility. The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organization (for example, CCC or lower by Standard & Poor’s or Fitch Ratings Inc. or Caa or lower by Moody’s) or, if unrated, are determined by the Adviser to be of comparable quality.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 92.2%

BELGIUM - 2.1%
Anheuser-Busch InBev N.V. (1)	786,928	$103,442
Telenet Group Holding N.V. (1)(2)	2,853,417	130,243
UCB S.A. (1)	1,501,569	112,279

		345,964

CANADA - 1.7%
Canadian Pacific Railway Ltd.	2,143,751	276,094

CHINA - 0.8%
Baidu, Inc. (DR) (2)	810,610	133,872

DENMARK - 0.3%
ISS AS (1)(3)	1,308,559	48,999

FRANCE - 8.6%
Danone S.A. (1)	6,385,355	450,248
L’Oreal S.A. (1)	797,449	152,541
LVMH Moet Hennessy Louis Vuitton SE (1)	586,679	88,833
Orange S.A. (1)	11,153,900	182,188
Pernod Ricard S.A. (1)	1,595,049	177,668
Zodiac Aerospace (1)	14,227,173	334,774

		1,386,252

GERMANY - 14.4%
Allianz SE (1)	1,369,065	195,054
Bayer AG (1)	3,332,657	335,306
Beiersdorf AG (1)	3,318,650	313,597
Deutsche Boerse AG (1)	6,285,178	514,610
Linde AG (1)	3,130,158	435,666
Vonovia SE (1)	6,806,257	248,396
Wirecard AG (1)(3)	6,433,707	282,860

		2,325,489

HONG KONG - 3.3%
AIA Group Ltd. (1)	90,127,932	541,926

IRELAND - 1.6%
Ryanair Holdings plc, Equity-Linked Security (1)(4)(5)(6)	20,563,191	259,124

JAPAN - 13.9%
Calbee, Inc. (1)	884,700	36,726
Japan Tobacco, Inc. (1)	16,780,983	672,256
KDDI Corp. (1)	7,481,000	227,732
NGK Insulators Ltd. (1)	10,600,861	212,844
Nippon Telegraph & Telephone Corp. (1)	3,725,500	174,888
NTT DOCOMO, Inc. (1)	16,832,433	452,926
Olympus Corp. (1)	4,534,613	168,705
Ono Pharmaceutical Co., Ltd. (1)	2,552,300	110,214

Toyota Motor Corp. (1)	3,656,981	182,837

		2,239,128

KOREA - 0.0%†
Orion Corp. (1)	2,079	1,701

MEXICO - 0.5%
Grupo Televisa S.A.B. (DR)	2,971,843	77,387

SPAIN - 1.9%
Grifols S.A. (1)	4,979,891	112,458
Grifols S.A. (DR)	11,300,906	188,386

		300,844

SWEDEN - 1.0%
Swedbank AB, Class A (1)	7,509,538	157,081

SWITZERLAND - 8.9%
Actelion Ltd. (1)(2)	1,792,312	300,744
Nestle S.A. (1)	10,571,282	815,423
Roche Holding AG (1)(4)	1,020,237	269,374
Syngenta AG (1)	149,964	57,642

		1,443,183

TAIWAN - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (1)	48,426,000	244,869

UNITED KINGDOM - 10.1%
Babcock International Group plc (1)	7,938,898	96,101
British American Tobacco plc (1)	3,638,221	236,741
Diageo plc (1)	3,173,504	88,798
Imperial Brands plc (1)	5,287,862	287,051
InterContinental Hotels Group plc (1)	3,664,451	136,167
International Consolidated Airlines Group S.A. (1)	34,227,920	171,341
Lloyds Banking Group plc (1)	246,417,052	181,198
Unilever plc (1)	9,168,021	439,763

		1,637,160

UNITED STATES - 21.6%
Allegion plc	243,012	16,872
Amazon.com, Inc. (2)	244,640	175,069
Aon plc	4,218,756	460,815
Coca-Cola European Partners plc	4,522,768	161,418
Cognizant Technology Solutions Corp., Class A (2)	8,131,649	465,456
Delphi Automotive plc	4,155,861	260,157
Liberty Global plc, Class A (2)	8,283,216	240,710
Liberty Global plc, Series C (2)(4)	12,662,626	362,784
Liberty Global plc LiLAC, Class A (2)	1,033,487	33,340
Liberty Global plc LiLAC, Class C (2)(4)	1,579,901	51,331
Medtronic plc	10,858,020	942,151
WABCO Holdings, Inc. (2)	1,332,798	122,044

Willis Towers Watson plc	1,575,395	195,837

		3,487,984

Total common stocks and equity-linked securities (Cost $13,632,107)		14,907,057

PREFERRED STOCKS - 1.6%

GERMANY - 1.6%
Henkel AG & Co. KGaA (1)(4)	2,139,021	260,104

Total preferred stocks (Cost $182,205)		260,104

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $803,905 (Cost $803,904)(7)	$803,904	$803,904

Total investments - 98.8% (Cost $14,618,216)		15,971,065

Other assets less liabilities - 1.2%		190,037

Total net assets - 100.0%(8)		$16,161,102

†	Amount rounds to less than 0.1%.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $11,003,438, or 68.1% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)

Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below. The shares of the security may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-6/30/2016	$224,221	$259,124	1.6%

(6)

Security is an equity-linked participation certificate issued by HSBC Bank plc. Equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.375%	1/31/2021	$256,138
U.S. Treasury Note	2.625%	11/15/2020	563,848

			$819,986

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,738,858	10.9%
Consumer Staples	4,197,477	26.3
Financials	2,494,917	15.6
Health Care	2,539,617	15.9
Industrials	1,538,193	9.6
Information Technology	1,127,057	7.1
Materials	493,308	3.1
Telecommunication Services	1,037,734	6.5
Short-term investments	803,904	5.0

Total investments	$15,971,065	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$1,637,160	10.3%
Danish krone	48,999	0.3
Euro	4,430,267	27.8
Hong Kong dollar	541,926	3.4
Japanese yen	2,239,128	14.0
Korean won	1,701	— (1)
Swedish krona	157,081	1.0
Swiss franc	1,443,183	9.0
Taiwan dollar	244,869	1.5
U.S. dollar	5,226,751	32.7

Total investments	$15,971,065	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.7%

CANADA - 3.0%
Manitoba Telecom Services, Inc.	829,663	$24,358

DENMARK - 7.9%
Royal Unibrew AS (1)	810,721	36,197
Scandinavian Tobacco Group AS (1)	1,739,185	28,456

		64,653

FINLAND - 2.6%
Huhtamaki Oyj (1)	507,474	21,093

FRANCE - 5.6%
Bonduelle SCA (1)	491,825	11,845
Criteo S.A. (DR) (2)	74,526	3,422
Elis S.A. (1)	1,769,100	31,107

		46,374

GERMANY - 13.1%
Gerresheimer AG (1)	239,481	18,396
Takkt AG (1)	1,509,011	29,701
Wirecard AG (1)(3)	1,355,525	59,596

		107,693

GREECE - 1.6%
JUMBO S.A. (1)(2)	1,018,488	13,525

ITALY - 12.8%
Davide Campari-Milano S.p.A. (1)	1,565,191	15,508
Ei Towers S.p.A. (1)(2)	548,129	27,799
Hera S.p.A. (1)	4,238,251	11,594
Infrastrutture Wireless Italiane S.p.A. (1)	6,797,554	30,118
RAI Way S.p.A. (1)	4,549,356	20,507

		105,526

JAPAN - 7.3%
Cosmos Pharmaceutical Corp. (1)	92,457	18,544
Matsumotokiyoshi Holdings Co., Ltd. (1)	209,100	10,155
Sugi Holdings Co., Ltd. (1)	560,100	31,033

		59,732

NETHERLANDS - 2.4%
InterXion Holding N.V. (2)	528,477	19,490

SINGAPORE - 0.3%
SATS Ltd. (1)	802,600	2,452

SPAIN - 9.9%
Cellnex Telecom SAU (1)	1,844,839	28,938
Ebro Foods S.A. (1)	1,025,653	23,574
Euskaltel S.A. (1)(2)	2,613,902	23,692
Melia Hotels International S.A. (1)	472,160	5,076

		81,280

SWEDEN - 4.2%
Cloetta AB, Class B (1)	10,163,003	34,909

SWITZERLAND - 3.6%
Comet Holding AG (1)(2)(3)	38,911	29,463

TAIWAN - 4.8%
Ginko International Co., Ltd. (1)(3)	3,747,000	39,108

UNITED KINGDOM - 16.6%
Babcock International Group plc (1)	2,277,540	27,570
Berendsen plc (1)	1,016,255	16,556
Britvic plc (1)	1,970,546	15,406
Dignity plc (1)	898,176	30,872
Domino’s Pizza Group plc (1)	1,999,200	8,898
Essentra plc (1)	1,326,618	9,106
Hays plc (1)	4,323,194	5,640
HomeServe plc (1)	1,531,240	10,839
Rathbone Brothers plc (1)	140,843	3,309
Safestore Holdings plc (1)	1,731,444	8,536

		136,732

Total common stocks (Cost $693,142)		786,388

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $45,535 (Cost $45,535)(4)	$45,535	$45,535

Total investments - 101.2% (Cost $738,677)		831,923

Other assets less liabilities - (1.2)%		(9,810)

Total net assets - 100.0%(5)		$822,113

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $739,118, or 89.9% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$46,448

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$108,579	13.1%
Consumer Staples	225,627	27.1
Financials	11,845	1.4
Health Care	57,504	6.9
Industrials	94,164	11.3
Information Technology	139,770	16.8
Materials	30,199	3.6
Telecommunication Services	107,106	12.9
Utilities	11,594	1.4
Short-term investments	45,535	5.5

Total investments	$831,923	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$136,732	16.4%
Canadian dollar	24,358	2.9
Danish krone	64,653	7.8
Euro	372,069	44.7
Japanese yen	59,732	7.2
Singapore dollar	2,452	0.3
Swedish krona	34,909	4.2
Swiss franc	29,463	3.6
Taiwan dollar	39,108	4.7
U.S. dollar	68,447	8.2

Total investments	$831,923	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.1%

BELGIUM - 2.4%
Groupe Bruxelles Lambert S.A. (1)	3,247,033	$265,464

BRAZIL - 3.0%
Telefonica Brasil S.A. (DR)	24,494,461	333,125

CANADA - 1.8%
Imperial Oil Ltd.	6,255,582	197,940

CHINA - 4.3%
Baidu, Inc. (DR) (2)	2,174,507	359,120
New Oriental Education & Technology Group, Inc. (DR)	2,888,875	120,986

		480,106

DENMARK - 5.2%
Carlsberg AS, Class B (1)	2,737,567	259,796
ISS AS (1)(3)	8,568,008	320,829

		580,625

FRANCE - 1.8%
Sodexo S.A. (1)	867,833	93,480
Vivendi S.A. (1)	5,605,394	106,206

		199,686

INDIA - 1.5%
HCL Technologies Ltd. (1)	15,613,650	169,410

JAPAN - 5.4%
Credit Saison Co., Ltd. (1)	3,878,147	64,903
Stanley Electric Co., Ltd. (1)(3)	8,949,504	190,054
Tokyo Electron Ltd. (1)	4,130,635	347,279

		602,236

KOREA - 5.9%
Kia Motors Corp. (1)	2,142,321	80,686
Samsung Electronics Co., Ltd. (1)	458,359	570,592

		651,278

NETHERLANDS - 3.7%
ING Groep N.V. (DR) (1)	33,094,018	343,973
RELX N.V. (1)	3,823,559	66,727

		410,700

NORWAY - 1.7%
Aker Solutions ASA (1)(2)	11,283,358	48,984
Orkla ASA (1)	15,956,483	141,339

		190,323

SWITZERLAND - 16.6%
ABB Ltd. (1)(2)	21,562,743	424,711
Adecco Group AG (1)	2,816,758	141,896
Cie Financiere Richemont S.A. (1)	3,720,979	218,291
Novartis AG (1)	2,967,008	244,077
Panalpina Welttransport Holding AG (1)(3)	2,180,124	260,606

Pargesa Holding S.A. (1)	1,265,602	83,784
UBS Group AG (1)	35,713,962	462,089

		1,835,454

UNITED KINGDOM - 21.6%
Amec Foster Wheeler plc (1)	15,639,366	102,359
Compass Group plc (1)	29,406,542	560,536
Diageo plc (1)	5,002,107	139,965
IMI plc (1)	6,771,446	87,501
Lloyds Banking Group plc (1)	264,817,319	194,728
QinetiQ Group plc (1)	24,228,088	72,575
RELX plc (1)	19,958,188	367,743
Royal Bank of Scotland Group plc (1)(2)	141,469,611	333,179
Tesco plc (1)(2)	131,507,296	307,662
Unilever plc (DR)	2,383,193	114,179
Vesuvius plc (1)(3)	28,160,015	108,633

		2,389,060

UNITED STATES - 13.2%
Accenture plc, Class A	996,522	112,896
Aon plc	1,889,032	206,339
Arch Capital Group Ltd. (2)(3)	6,293,560	453,136
Medtronic plc	4,694,351	407,329
TE Connectivity Ltd.	4,943,761	282,338

		1,462,038

Total common stocks (Cost $8,782,439)		9,767,445

PREFERRED STOCKS - 0.4%

KOREA - 0.4%
Samsung Electronics Co., Ltd. (1)(4)	41,782	43,135

Total preferred stocks (Cost $36,705)		43,135

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $1,178,684 (Cost $1,178,683)(5)	$1,178,683	$1,178,683

Total investments - 99.1% (Cost $9,997,827)		10,989,263

Other assets less liabilities - 0.9%		104,756

Total net assets - 100.0%(6)		$11,094,019

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,223,192, or 65.1% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.375%	1/31/2021	$829,770
U.S. Treasury Note	1.375%	4/30/2021	101,750
U.S. Treasury Note	2.000%	10/31/2021	113,354
U.S. Treasury Note	2.125%	8/15/2021	112,440
U.S. Treasury Note	2.500%	8/15/2023	714
U.S. Treasury Note	7.875%	2/15/2021	44,232

			$1,202,260

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,804,709	16.4%
Consumer Staples	962,941	8.8
Energy	349,283	3.2
Financials	2,407,595	21.9
Health Care	651,406	5.9
Industrials	1,416,751	12.9
Information Technology	1,884,770	17.2
Telecommunication Services	333,125	3.0
Short-term investments	1,178,683	10.7

Total investments	$10,989,263	100.0%

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,274,881	20.7%
Canadian dollar	197,940	1.8
Danish krone	580,625	5.3
Euro	875,850	8.0
Indian rupee	169,410	1.5

Japanese yen	602,236	5.5
Korean won	694,413	6.3
Norwegian krone	190,323	1.7
Swiss franc	1,835,454	16.7
U.S. dollar	3,568,131	32.5

Total investments	$10,989,263	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - June 30, 2016

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	11/17/2016	CNH	2,841,326	USD	428,362	$4,519
State Street Bank and Trust Company	8/10/2016	JPY	23,841,252	USD	207,819	(23,309)
State Street Bank and Trust Company	11/17/2016	USD	68,849	CNH	461,352	(29)

						$(18,819)

JPY - Japanese yen

CNH - Yuan Renminbi offshore

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.8%

CONSUMER DISCRETIONARY - 20.0%
Auto Components - 1.0%
Delphi Automotive plc	1,300,506	$81,412

Distributors - 4.5%
LKQ Corp. (1)	11,334,793	359,313

Hotels, Restaurants & Leisure - 2.1%
Aramark	2,395,229	80,049
Chipotle Mexican Grill, Inc. (1)	93,584	37,692
Norwegian Cruise Line Holdings Ltd. (1)	1,259,372	50,173

		167,914

Household Durables - 1.1%
Newell Brands, Inc.	1,800,111	87,431

Internet & Catalog Retail - 0.9%
Ctrip.com International Ltd. (DR) (1)(2)	1,662,672	68,502

Media - 1.3%
CBS Corp., Class B (3)	1,834,867	99,890

Multiline Retail - 1.7%
Dollar Tree, Inc. (1)	1,451,159	136,757

Specialty Retail - 6.7%
Advance Auto Parts, Inc.	261,374	42,246
Michaels Cos., Inc. (1)	3,630,886	103,263
O’Reilly Automotive, Inc. (1)	176,382	47,817
Tractor Supply Co.	1,975,676	180,142
Ulta Salon Cosmetics & Fragrance, Inc. (1)	646,935	157,619

		531,087

Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc. (1)	775,294	57,263

CONSUMER STAPLES - 4.2%
Beverages - 1.9%
Monster Beverage Corp. (1)	913,196	146,760

Food Products - 2.3%
WhiteWave Foods Co. (1)	3,919,961	184,003

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Cimarex Energy Co.	609,153	72,684
Concho Resources, Inc. (1)	628,659	74,980
Noble Energy, Inc.	1,178,572	42,276

		189,940

FINANCIALS - 6.7%
Banks - 0.6%
SVB Financial Group (1)	480,648	45,738

Capital Markets - 0.3%
TD Ameritrade Holding Corp.	931,326	26,520

Diversified Financial Services - 5.8%
Intercontinental Exchange, Inc.	345,168	88,349
Markit Ltd. (1)(2)	2,155,310	70,263
S&P Global, Inc.	2,792,286	299,501

		458,113

HEALTH CARE - 20.1%
Biotechnology - 4.6%
Cepheid, Inc. (1)	1,772,798	54,513
Regeneron Pharmaceuticals, Inc. (1)	647,708	226,199
Seattle Genetics, Inc. (1)	2,054,386	83,018

		363,730

Health Care Equipment & Supplies - 9.6%
Becton Dickinson & Co.	1,022,375	173,385
Boston Scientific Corp. (1)	15,791,055	369,037
DexCom, Inc. (1)	1,994,582	158,230
Intuitive Surgical, Inc. (1)	95,908	63,434

		764,086

Health Care Providers & Services - 3.7%
Cigna Corp.	1,355,043	173,432
Envision Healthcare Holdings, Inc. (1)	4,772,271	121,073

		294,505

Health Care Technology - 2.2%
athenahealth, Inc. (1)	736,158	101,597
Cerner Corp. (1)	1,264,127	74,078

		175,675

INDUSTRIALS - 18.4%
Aerospace & Defense - 0.4%
Textron, Inc.	773,625	28,284

Building Products - 2.9%
Fortune Brands Home & Security, Inc.	4,047,740	234,647

Commercial Services & Supplies - 2.5%
Waste Connections, Inc.	2,800,035	201,743

Electrical Equipment - 4.4%
Acuity Brands, Inc.	448,448	111,197
AMETEK, Inc.	4,330,713	200,209
Hubbell, Inc.	368,999	38,918

		350,324

Industrial Conglomerates - 1.0%
Roper Technologies, Inc.	463,105	78,987

Machinery - 1.0%
Middleby Corp. (1)	693,420	79,917

Professional Services - 4.9%
IHS, Inc., Class A (1)	2,492,651	288,175
Verisk Analytics, Inc. (1)	1,278,560	103,666

		391,841

Trading Companies & Distributors - 1.3%
HD Supply Holdings, Inc. (1)	2,878,408	100,226

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 2.5%
Harris Corp.	484,282	40,409
Motorola Solutions, Inc.	1,154,949	76,192
Palo Alto Networks, Inc. (1)	673,429	82,589

		199,190

Electronic Equipment, Instruments & Components - 0.2%
Trimble Navigation Ltd. (1)	755,870	18,413

IT Services - 7.1%
Fidelity National Information Services, Inc.	1,139,109	83,930
Gartner, Inc. (1)	1,132,134	110,281
Global Payments, Inc.	3,898,260	278,258
Vantiv, Inc., Class A (1)	1,689,407	95,620

		568,089

Semiconductors & Semiconductor Equipment - 2.6%
NVIDIA Corp.	2,395,795	112,626
NXP Semiconductors N.V. (1)(2)	1,193,505	93,499

		206,125

Software - 8.1%
Activision Blizzard, Inc.	1,751,894	69,428
Atlassian Corp. plc, Class A (1)	767,011	19,866
Electronic Arts, Inc. (1)	2,698,316	204,424
Guidewire Software, Inc. (1)	2,188,661	135,172
Intuit, Inc.	555,340	61,981
Workday, Inc., Class A (1)	2,025,914	151,275

		642,146

MATERIALS - 1.5%
Chemicals - 1.5%
RPM International, Inc.	2,416,264	120,692

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Level 3 Communications, Inc. (1)	1,540,929	79,343

Total common stocks (Cost $5,786,140)		7,538,606

	Principal Amount
SHORT-TERM INVESTMENTS(CASH EQUIVALENTS) - 5.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $393,952 (Cost $393,952)(4)	$393,952	$393,952

Total investments - 99.8% (Cost $6,180,092)		7,932,558

Other assets less liabilities - 0.2%		17,650

Total net assets - 100.0%(5)		$7,950,208

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar
Markit Ltd.	United Kingdom	U.S. dollar
NXP Semiconductors N.V.	Netherlands	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.375%	6/30/2023	$120,300
U.S. Treasury Note	1.500%	3/31/2023	281,532

			$401,832

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.6%

CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.7%
Gentex Corp.	5,120,801	$79,116

Automobiles - 1.6%
Harley-Davidson, Inc.	1,560,911	70,709

Diversified Consumer Services - 1.5%
H&R Block, Inc.	2,899,647	66,692

Internet & Catalog Retail - 4.1%
Liberty Interactive Corp. QVC Group, Class A (1)	3,997,389	101,414
Liberty Ventures, Series A (1)	2,254,235	83,564

		184,978

Media - 3.3%
Omnicom Group, Inc.	1,247,912	101,692
TEGNA, Inc.	1,963,052	45,484

		147,176

Multiline Retail - 0.4%
Nordstrom, Inc.	455,227	17,322

Specialty Retail - 2.6%
AutoNation, Inc. (1)	1,574,939	73,991
Bed Bath & Beyond, Inc.	1,038,973	44,904

		118,895

Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	1,718,947	70,030

ENERGY - 11.2%
Energy Equipment & Services - 1.9%
Helmerich & Payne, Inc.	872,012	58,538
McDermott International, Inc. (1)	5,367,751	26,517

		85,055

Oil, Gas & Consumable Fuels - 9.3%
Apache Corp.	2,466,695	137,321
Devon Energy Corp.	4,362,678	158,147
Hess Corp.	2,122,928	127,588

		423,056

FINANCIALS - 22.1%
Banks - 4.1%
Fifth Third Bancorp	5,821,749	102,404
M&T Bank Corp.	704,888	83,339

		185,743

Diversified Financial Services - 1.2%
Intercontinental Exchange, Inc.	223,022	57,085

Insurance - 15.1%
Alleghany Corp. (1)	262,614	144,327

Allied World Assurance Co. Holdings AG	1,766,213	62,065
Allstate Corp.	1,260,760	88,190
Aon plc	795,200	86,860
Arch Capital Group Ltd. (1)(2)	1,304,275	93,908
Loews Corp.	1,585,715	65,157
Progressive Corp.	1,222,088	40,940
Torchmark Corp.	1,635,639	101,115

		682,562

Real Estate Investment Trusts (REITs) - 1.7%
American Capital Agency Corp.	3,945,315	78,196

HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	951,344	75,461

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.9%
Rockwell Collins, Inc.	986,280	83,972

Construction & Engineering - 5.3%
Fluor Corp.	1,858,902	91,607
Jacobs Engineering Group, Inc. (1)	2,278,177	113,476
Quanta Services, Inc. (1)	1,535,258	35,495

		240,578

Electrical Equipment - 0.5%
Hubbell, Inc.	216,928	22,879

Machinery - 2.3%
Joy Global, Inc.	2,652,841	56,081
Kennametal, Inc.	2,271,092	50,214

		106,295

Professional Services - 0.7%
ManpowerGroup, Inc.	474,297	30,516

Road & Rail - 1.7%
Ryder System, Inc.	1,269,939	77,644

Trading Companies & Distributors - 2.7%
Air Lease Corp. (2)	4,552,632	121,920

INFORMATION TECHNOLOGY - 13.8%
Electronic Equipment, Instruments & Components - 8.6%
Arrow Electronics, Inc. (1)	2,145,002	132,776
Avnet, Inc.	3,109,060	125,948
FLIR Systems, Inc.	1,639,333	50,737
Keysight Technologies, Inc. (1)	2,743,206	79,800

		389,261

Internet Software & Services - 1.8%
IAC/InterActiveCorp	1,457,541	82,059

Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	1,394,036	78,958

Software - 1.6%
Synopsys, Inc. (1)	1,374,534	74,335

MATERIALS - 10.4%
Chemicals - 4.9%
Celanese Corp., Series A	1,588,609	103,974
Mosaic Co.	4,450,901	116,525

		220,499

Metals & Mining - 5.5%
Goldcorp, Inc. (3)	5,864,338	112,185
Kinross Gold Corp. (1)(3)	12,393,259	60,603
Nucor Corp.	1,577,495	77,944

		250,732

UTILITIES - 1.6%
Electric Utilities - 1.6%
OGE Energy Corp.	2,194,754	71,878

Total common stocks (Cost $3,251,264)		4,193,602

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $339,427 (Cost $339,427)(4)	$339,427	$339,427

Total investments - 100.1% (Cost $3,590,691)		4,533,029

Other assets less liabilities - (0.1)%		(2,915)

Total net assets - 100.0%(5)		$4,530,114

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$140,070
U.S. Treasury Note	1.750%	1/31/2023	53,356
U.S. Treasury Note	2.000%	2/15/2023	152,794

			$346,220

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.3%

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.8%
Gentherm, Inc. (1)	413,158	$14,151
Visteon Corp.	120,943	7,959

		22,110

Distributors - 2.3%
LKQ Corp. (1)	855,310	27,113

Diversified Consumer Services - 2.3%
Bright Horizons Family Solutions, Inc. (1)	417,638	27,694

Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (1)	29,770	4,136
Dunkin’ Brands Group, Inc.	440,873	19,231

		23,367

Internet & Catalog Retail - 0.3%
MakeMyTrip Ltd. (1)(2)	208,657	3,101

Media - 0.5%
Imax Corp. (1)	221,393	6,527

Multiline Retail - 1.0%
Ollie’s Bargain Outlet Holdings, Inc. (1)	481,167	11,976

Specialty Retail - 1.6%
Burlington Stores, Inc. (1)	292,460	19,510

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.1%
PriceSmart, Inc.	142,655	13,348

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Diamondback Energy, Inc. (1)	109,499	9,987
RSP Permian, Inc. (1)	145,184	5,066

		15,053

FINANCIALS - 1.1%
Banks - 0.4%
SVB Financial Group (1)	54,457	5,182

Diversified Financial Services - 0.7%
Bats Global Markets, Inc. (1)	311,881	8,012

HEALTH CARE - 19.3%
Biotechnology - 4.4%
Agios Pharmaceuticals, Inc. (1)	33,587	1,407
Alnylam Pharmaceuticals, Inc. (1)	121,802	6,759
Cepheid, Inc. (1)	696,775	21,426
DBV Technologies S.A. (DR) (1)(2)	301,224	9,826

Seattle Genetics, Inc. (1)	317,915	12,847

		52,265

Health Care Equipment & Supplies - 8.3%
DexCom, Inc. (1)	714,352	56,669
GenMark Diagnostics, Inc. (1)	1,134,618	9,871
Integra LifeSciences Holdings Corp. (1)	112,772	8,997
Nevro Corp. (1)	316,769	23,365

		98,902

Health Care Providers & Services - 1.6%
Surgical Care Affiliates, Inc. (1)	395,946	18,875

Health Care Technology - 4.0%
athenahealth, Inc. (1)	236,927	32,698
Veeva Systems, Inc., Class A (1)	438,991	14,979

		47,677

Life Sciences Tools & Services - 1.0%
NeoGenomics, Inc. (1)	1,546,519	12,434

INDUSTRIALS - 19.6%
Aerospace & Defense - 5.7%
Taser International, Inc. (1)	1,528,919	38,039
Teledyne Technologies, Inc. (1)	308,966	30,603

		68,642

Building Products - 0.5%
Masonite International Corp. (1)	89,396	5,913

Commercial Services & Supplies - 0.7%
Brady Corp., Class A (3)	286,482	8,755

Electrical Equipment - 6.2%
Acuity Brands, Inc.	297,133	73,677

Machinery - 6.5%
Donaldson Co., Inc.	367,303	12,621
IDEX Corp.	295,712	24,278
John Bean Technologies Corp.	489,063	29,940
Proto Labs, Inc. (1)	192,808	11,098

		77,937

INFORMATION TECHNOLOGY - 39.1%
Electronic Equipment, Instruments & Components - 4.4%
Cognex Corp.	858,736	37,012
FEI Co.	83,901	8,967
National Instruments Corp.	229,993	6,302

		52,281

Internet Software & Services - 13.8%
Benefitfocus, Inc. (1)	573,731	21,871
CoStar Group, Inc. (1)	182,939	40,001
Demandware, Inc. (1)	380,810	28,523
MercadoLibre, Inc.	141,878	19,958
Pandora Media, Inc. (1)	1,247,074	15,526
Q2 Holdings, Inc. (1)	950,513	26,633

SPS Commerce, Inc. (1)	198,280	12,016

		164,528

Semiconductors & Semiconductor Equipment - 0.0%
Cavium, Inc. (1)	15,331	592

Software - 20.9%
ACI Worldwide, Inc. (1)	486,209	9,486
Aspen Technology, Inc. (1)	153,087	6,160
Atlassian Corp. plc, Class A (1)	502,654	13,019
Blackbaud, Inc.	280,290	19,032
Ellie Mae, Inc. (1)	265,972	24,376
Guidewire Software, Inc. (1)	678,691	41,916
HubSpot, Inc. (1)	86,775	3,768
Manhattan Associates, Inc. (1)	96,590	6,194
Paylocity Holding Corp. (1)	181,323	7,833
Proofpoint, Inc. (1)	485,524	30,632
Take-Two Interactive Software, Inc. (1)	440,935	16,720
Tyler Technologies, Inc. (1)	163,743	27,297
Ultimate Software Group, Inc. (1)	206,932	43,516

		249,949

Total common stocks (Cost $686,077)		1,115,420

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $65,637 (Cost $65,637)(4)	$65,637	$65,637

Total investments - 98.8% (Cost $751,714)		1,181,057

Other assets less liabilities - 1.2%		14,338

Total net assets - 100.0%(5)		$1,195,395

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
DBV Technologies S.A. (DR)	France	U.S. dollar
MakeMyTrip Ltd.	India	U.S. dollar

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.500%	3/31/2023	$66,951

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.8%

CONSUMER DISCRETIONARY - 13.8%

Auto Components - 2.8%
Cie Generale des Etablissements Michelin (1)(2)	222,014	$21,032

Internet & Catalog Retail - 4.8%
Liberty Interactive Corp. QVC Group, Class A (3)	766,065	19,435
Liberty Ventures, Series A (3)	459,596	17,037

		36,472

Media - 6.2%
CBS Corp., Class B (4)	381,789	20,785
Time Warner, Inc.	351,159	25,824

		46,609

ENERGY - 15.1%
Oil, Gas & Consumable Fuels - 15.1%
Apache Corp.	613,482	34,153
Devon Energy Corp.	942,915	34,181
EOG Resources, Inc.	247,617	20,656
Hess Corp.	411,404	24,725

		113,715

FINANCIALS - 18.2%
Banks - 3.2%
Citigroup, Inc.	562,237	23,833

Capital Markets - 3.0%
Goldman Sachs Group, Inc.	149,247	22,175

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc., Class B (3)	206,627	29,917

Insurance - 5.5%
Alleghany Corp. (3)	37,896	20,827
Chubb Ltd.	159,794	20,887

		41,714

Real Estate Investment Trusts (REITs) - 2.5%
American Capital Agency Corp.	958,915	19,006

HEALTH CARE - 2.0%
Biotechnology - 2.0%
Gilead Sciences, Inc.	184,014	15,350

INDUSTRIALS - 10.5%
Construction & Engineering - 3.3%
Jacobs Engineering Group, Inc. (3)	502,394	25,024

Machinery - 2.1%
Joy Global, Inc.	756,329	15,989

Road & Rail - 2.1%
Union Pacific Corp.	176,291	15,382

Trading Companies & Distributors - 3.0%
Air Lease Corp. (5)	844,328	22,611

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	514,539	14,762

Electronic Equipment, Instruments & Components - 4.2%
Arrow Electronics, Inc. (3)	261,700	16,199
Avnet, Inc.	378,663	15,340

		31,539

Internet Software & Services - 2.1%
Alphabet, Inc., Class C (3)(4)	22,585	15,631

Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM, Inc.	272,976	14,623

Software - 2.3%
Oracle Corp.	420,610	17,216

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	230,906	22,075

MATERIALS - 17.8%
Chemicals - 8.9%
Celanese Corp., Series A	219,629	14,375
LyondellBasell Industries N.V., Class A	305,561	22,740
Mosaic Co.	1,136,081	29,742

		66,857

Metals & Mining - 8.9%
Goldcorp, Inc. (1)	1,795,225	34,343
Kinross Gold Corp. (1)(3)	4,229,130	20,681
Nucor Corp.	244,955	12,103

		67,127

Total common stocks (Cost $595,648)		698,659

PREFERRED STOCKS - 5.8%

INFORMATION TECHNOLOGY - 5.8%
Technology Hardware, Storage & Peripherals - 5.8%
Samsung Electronics Co., Ltd. (1)(2)(4)	42,282	43,651

Total preferred stocks (Cost $26,928)		43,651

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 6/30/16, due 7/1/16, maturity value $10,125 (Cost $10,125)(6)	$10,125	$10,125

Total investments - 99.9% (Cost $632,701)		752,435

Other assets less liabilities - 0.1%		803

Total net assets - 100.0%(7)		$753,238

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $64,683, or 8.6% of total net assets.

(3)	Non-income producing security.
(4)	Non-voting shares.
(5)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (E) in Notes to Form N-Q.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.500%	8/15/2023	$10,328

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

TRADING CURRENCIES - June 30, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$21,032	2.8%
Korean won	43,651	5.8

U.S. dollar	687,752	91.4

Total investments	$752,435	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q—June 30, 2016 (Unaudited)

As of June 30, 2016, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fourteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

The net asset value (“NAV”) of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available, were valued by the Fund’s valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities, the Funds may have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities or assets and the differences may have been material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

Notes to Form N-Q - (continued)

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Evaluated prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the last reported trade on the primary exchange in which the security trades. Absent a current trade price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day reported last trade or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the last trade or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2016 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Developed Markets	$99,602	$81,063	$—	$180,665
Emerging Asia	74,380	213,315	—	287,695
Europe, Middle East & Africa	8,865	66,663	—	75,528
Latin America	102,544	—	—	102,544
Equity-Linked Securities(1)
Europe, Middle East & Africa	—	5,997	—	5,997
Repurchase Agreement	—	58,473	—	58,473

Notes to Form N-Q - (continued)

Total Investments	$285,391	$425,511	$—	$710,902
Emerging Markets
Common Stocks(1)
Developed Markets	$—	$1,457	$—	$1,457
Emerging Asia	2,158	13,389	14	15,561
Europe, Middle East & Africa	481	5,058	—	5,539
Latin America	5,095	—	—	5,095
Equity-Linked Securities(1)
Emerging Asia	—	255	—	255
Preferred Stocks(1)
Emerging Asia	—	2,004	—	2,004
Latin America	781	—	—	781
Convertible Debentures(1)
Latin America	—	—	—	—
Repurchase Agreement	—	834	—	834
Total Investments	$8,515	$22,997	$14	$31,526
Global Equity
Common Stocks(1)
Americas	$176,558	$—	$—	$176,558
Emerging Markets	—	10,711	—	10,711
Europe	5,585	46,142	—	51,727
Pacific Basin	—	18,237	—	18,237
Repurchase Agreement	—	564	—	564
Total Investments	$182,143	$75,654	$—	$257,797
Global Opportunities
Common Stocks(1)
Americas	$823,600	$—	$—	$823,600
Emerging Markets	46,117	114,318	—	160,435
Europe	60,290	264,486	—	324,776
Pacific Basin	—	201,980	—	201,980
Repurchase Agreement	—	135,904	—	135,904
Total Investments	930,007	716,688	—	1,646,695
Foreign Currency Forward Contracts(2)	—	(4,596)	—	(4,596)
Total	$930,007	$712,092	$—	$1,642,099
Global Small Cap
Common Stocks(1)
Americas	$17,549	$—	$—	$17,549
Emerging Markets	—	6,572	—	6,572
Europe	3,006	58,138	—	61,144
Pacific Basin	—	1,858	—	1,858
Repurchase Agreement	—	4,055	—	4,055
Total Investments	$20,555	$70,623	$—	$91,178
Global Value
Common Stocks(1)
Americas	$931,948	$—	$—	$931,948
Emerging Markets	111,117	91,626	—	202,743
Europe	—	479,005	—	479,005

Notes to Form N-Q - (continued)

Repurchase Agreement	—	164,154	—		164,154
Total Investments	1,043,065	734,785	—		1,777,850
Foreign Currency Forward Contracts(2)	—	540	—		540
Total	$1,043,065	$735,325	$—		$1,778,390
High Income
Corporate Bonds(1)	$—	$1,164,943	$—	(3)	$1,164,943
Bank Loans(1)	—	278,351	—		278,351
Convertible Debentures(1)	—	7,927	—		7,927
Repurchase Agreement	—	136,012	—		136,012
Total Investments	$—	$1,587,233	$—		$1,587,233
International
Common Stocks(1)
Americas	$3,764,078	$—	$—		$3,764,078
Emerging Markets	211,259	246,570	—		457,829
Europe	188,386	7,456,586	—		7,644,972
Pacific Basin	—	2,781,054	—		2,781,054
Equity-Linked Securities(1)
Europe	—	259,124	—		259,124
Preferred Stocks(1)
Europe	—	260,104	—		260,104
Repurchase Agreement	—	803,904	—		803,904
Total Investments	$4,163,723	$11,807,342	$—		$15,971,065
International Small Cap
Common Stocks(1)
Americas	$24,358	$—	$—		$24,358
Emerging Markets	—	52,633	—		52,633
Europe	22,912	624,301	—		647,213
Pacific Basin	—	62,184	—		62,184
Repurchase Agreement	—	45,535	—		45,535
Total Investments	$47,270	$784,653	$—		$831,923
International Value
Common Stocks(1)
Americas	$1,659,978	$—	$—		$1,659,978
Emerging Markets	813,231	820,688	—		1,633,919
Europe	114,179	5,757,133	—		5,871,312
Pacific Basin	—	602,236	—		602,236
Preferred Stocks(1)
Emerging Markets	—	43,135	—		43,135
Repurchase Agreement	—	1,178,683	—		1,178,683
Total Investments	2,587,388	8,401,875	—		10,989,263
Foreign Currency Forward Contracts(2)	—	(18,819)	—		(18,819)
Total	$2,587,388	$8,383,056	$—		$10,970,444
Mid Cap
Common Stocks(1)	$7,538,606	$—	$—		$7,538,606
Repurchase Agreement	—	393,952	—		393,952
Total Investments	$7,538,606	$393,952	$—		$7,932,558
Mid Cap Value

Notes to Form N-Q - (continued)

Common Stocks(1)	$4,193,602	$—	$—	$4,193,602
Repurchase Agreement	—	339,427	—	339,427
Total Investments	$4,193,602	$339,427	$—	$4,533,029
Small Cap
Common Stocks(1)	$1,115,420	$—	$—	$1,115,420
Repurchase Agreement	—	65,637	—	65,637
Total Investments	$1,115,420	$65,637	$—	$1,181,057
Value
Common Stocks(1)	$677,627	$21,032	$—	$698,659
Preferred Stocks(1)	—	43,651	—	43,651
Repurchase Agreement	—	10,125	—	10,125
Total Investments	$677,627	$74,808	$—	$752,435

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Corporate bond, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At September 30, 2015, one equity security held in Emerging Markets Fund was classified as Level 3 due to lack of trading volume. During the period, this security continued to be fair valued in good faith by the valuation committee; however, it was transferred from Level 3 to Level 2 due to the use of observable inputs to calculate an intrinsic value. Also during the period, one fixed income security held in High Income Fund was transferred from Level 2 to Level 3 due to lack of observable inputs and was fair valued in good faith by the valuation committee.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stocks	$14	Discounts for illiquidity and uncertainty	Last trade in inactive market less 99% discount	Decrease
High Income Fund
Corporate Bonds	—	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A

As of June 30, 2016, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund	High Income Fund
Balance as of September 30, 2015	$74	$—
Transfers into Level 3	—	—
Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2016	(60)	—
Purchases	—	—
Sales	—	—
Realized Gain/Loss	—	—
Transfers out of Level 3	—	—

Balance as of June 30, 2016	$14	$—

(C) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S.

Notes to Form N-Q - (continued)

government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

(D) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of June 30, 2016 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$668,471	$65,721	$(23,290)	$42,431
Emerging Markets	34,245	6,868	(9,587)	(2,719)
Global Equity	223,746	39,716	(5,665)	34,051
Global Opportunities	1,358,607	311,011	(22,923)	288,088
Global Small Cap	89,138	7,697	(5,657)	2,040
Global Value	1,717,631	233,139	(172,920)	60,219
High Income	1,598,991	46,757	(58,515)	(11,758)
International	14,662,867	1,913,780	(605,582)	1,308,198
International Small Cap	739,611	139,765	(47,453)	92,312
International Value	10,066,410	2,022,473	(1,099,620)	922,853
Mid Cap	6,205,080	1,861,222	(133,744)	1,727,478
Mid Cap Value	3,687,693	1,083,389	(238,053)	845,336
Small Cap	759,425	429,614	(7,982)	421,632
Value	666,350	118,287	(32,202)	86,085

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(E) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended June 30, 2016 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended June 30, 2016.

		As of 9/30/15					As of 6/30/16
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
Global Equity
	Ginko International Co., Ltd.	791,000	$701	$2,005	$(1,183)	$—	657,000	$6,858
	ISS AS †	—	3,633	218	11	97	95,387	3,572
	Wirecard AG †	98,055	380	719	(71)	12	88,645	3,897

	Total#		$4,714	$2,942	$(1,243)	$109		$14,327
Global Opportunities
	IHS, Inc., Class A §	581,487	$9,370	$744	$(216)	$—	653,725	$75,577
	Stanley Electric Co., Ltd.	686,400	7,360	—	—	134	1,040,400	22,094

	Total#		$16,730	$744	$(216)	$134		$22,094
Global Small Cap
	Ginko International Co., Ltd.	444,000	$309	$1,147	$(800)	$—	357,000	$3,726

	Total#		$309	$1,147	$(800)	$—		$3,726
Global Value
	Arch Capital Group Ltd.	824,053	$10,598	$3,592	$819	$—	925,717	$66,652
	ISS AS	1,159,246	6,491	4,709	363	1,155	1,207,345	45,209
	Joy Global, Inc. §	603,577	1,387	722	(1,162)	19	651,253	13,767

	Total#		$18,476	$9,023	$20	$1,174		$111,861

Notes to Form N-Q - (continued)

International
ISS AS †	—	$50,686	$496	$(9)	$1,017	1,308,559	$48,999
Wirecard AG †	657,781	261,499	5,418	(1,303)	862	6,433,707	282,860
Zodiac Aerospace §†	12,663,986	57,986	17,785	(9,023)	5,127	14,227,173	334,774

Total#		$370,171	$23,699	$(10,335)	$7,006		$331,859
International Small Cap
Comet Holding AG	40,085	$—	$828	$(195)	$453	38,911	$29,463
Ginko International Co., Ltd.	4,043,000	—	3,039	(2,169)	—	3,747,000	39,108
Wirecard AG †	1,621,708	—	13,037	10,664	182	1,355,525	59,596

Total#		$—	$16,904	$8,300	$635		$128,167
International Value
Aker Solutions ASA §	17,389,284	$5,169	$30,671	$(62,839)	$—	11,283,358	$48,984
Arch Capital Group Ltd.	6,225,338	22,703	19,517	3,341	—	6,293,560	453,136
ISS AS	8,567,470	11,291	11,886	757	8,383	8,568,008	320,829
Panalpina Welttransport Holding AG	1,988,088	23,050	2,362	(1,220)	6,690	2,180,124	260,606
Stanley Electric Co., Ltd.	9,306,804	958	8,545	282	1,259	8,949,504	190,054
Vesuvius plc	23,945,533	20,345	—	—	4,297	28,160,015	108,633

Total#		$83,516	$72,981	$(59,679)	$20,629		$1,333,258
Mid Cap
IHS, Inc., Class A §	3,101,243	$—	$72,694	$6,017	$—	2,492,651	$288,175

Total#		$—	$72,694	$6,017	$—		$—
Mid Cap Value
Air Lease Corp. †	—	$168,336	$38,839	$(4,408)	$510	4,552,632	$121,920
Arch Capital Group Ltd.	2,442,126	—	81,361	59,021	—	1,304,275	93,908
Joy Global, Inc. §	4,199,074	2,181	26,089	(54,942)	94	2,652,841	56,081

Total#		$170,517	$146,289	$(329)	$604		$215,828
Value
Air Lease Corp. †	—	$22,875	$878	$40	$70	844,328	$22,611
Arch Capital Group Ltd.	361,651	—	24,576	16,403	—	—	—
Joy Global, Inc. §	1,677,990	612	15,625	(20,619)	38	756,329	15,989

Total#		$23,487	$41,079	$(4,176)	$108		$22,611

@	Net of foreign taxes withheld, if any.
#	Total value as of June 30, 2016 is presented for only those issuers that were affiliates as of June 30, 2016.
§	Issuer was no longer an affiliate as of June 30, 2016.
†	Issuer was not an affiliate as of September 30, 2015.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 26, 2016

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	August 26, 2016